Loans and Allowance for Loan Losses - Schedule of Summary of Loans, by Major Class Within the Company's Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans and Allowance for Loan Losses
Loans held for investment	$ 1,521,252	$ 1,302,133
SBA PPA loans, net	10
Commercial, financial, and agricultural
Loans and Allowance for Loan Losses
Loans held for investment	244,549	217,214
Real estate construction − residential and Real estate mortgage − residential
Loans and Allowance for Loan Losses
SBA PPA loans, net		8,400
Real estate construction − residential and Real estate mortgage − residential | Construction
Loans and Allowance for Loan Losses
Loans held for investment	32,095	27,920
Real estate construction − residential and Real estate mortgage − residential | Mortgage
Loans and Allowance for Loan Losses
Loans held for investment	361,025	279,346
Real estate construction − commercial and Real estate mortgage − commercial | Construction
Loans and Allowance for Loan Losses
Loans held for investment	137,235	91,369
Real estate construction − commercial and Real estate mortgage − commercial | Mortgage
Loans and Allowance for Loan Losses
Loans held for investment	722,729	663,256
Installment and other consumer
Loans and Allowance for Loan Losses
Loans held for investment	$ 23,619	$ 23,028